Subsequent Events (Details Narative) - USD ($)					1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 15, 2016	Jul. 13, 2016	Feb. 07, 2014	Jan. 03, 2014	May 31, 2006	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Sale of securities in self-directed offering						$ 563,000	$ 1,095,000	$ 1,776,000	$ 3,923,798
Sale of securities, price per unit			$ 0.155
Warrants to purchase of common stock shares			6,276,960	3,321,600						14,446,777
Warrants price per share			$ 0.625	$ 0.625						$ 0.625
Number of common stock shares issued during the period					9,447,100
Subsequent Event [Member]
Sale of securities in self-directed offering	$ 185,000
Sale of securities, price per unit	$ 0.08
Number of restricted common stock shares issued	2,312,500
Conversion stock, description	Each unit consisted of 1 share of restricted common stock (2,312,500 shares), a five-year warrant to purchase 1 share of restricted common stock (2,312,500 warrant shares) at $0.08 per share, a five-year warrant to purchase 1 share of restricted common stock (2,312,500 warrant shares) at $0.12 per share, and a five-year warrant to purchase 1 share of restricted common stock (2,312,500 warrant shares) at $0.16 per share.
Subsequent Event [Member] | Equity Purchase Agreement [Member] | Investor [Member]
Number of common stock shares issued during the period		1,500,000
Subsequent Event [Member] | Restricted Stock One [Member]
Warrants to purchase of common stock shares	2,312,500
Warrant expiration term	5 years
Warrants price per share	$ 0.08
Subsequent Event [Member] | Restricted Stock Two [Member]
Warrants to purchase of common stock shares	2,312,500
Warrant expiration term	5 years
Warrants price per share	$ 0.12
Subsequent Event [Member] | Restricted Stock Three [Member]
Warrants to purchase of common stock shares	2,312,500
Warrant expiration term	5 years
Warrants price per share	$ 0.16